Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 1,726
2018	1,563
2019	865
2020	502
2021	446
Thereafter	307
Total	$ 5,409